Organization and Principal Activities - Schedule of Assets, Liabilities of the VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Total current assets	¥ 11,270,938	$ 1,727,347	¥ 10,591,820
Non-currentassets
Total non-current assets	1,139,749	174,673	774,730
Total assets	12,410,687	1,902,020	11,366,550
Current liabilities
Total current liabilities	2,384,795	365,485	2,446,677
Non-currentliabilities
Total non-current liabilities	249,114	38,179	235,023
Total liabilities	2,633,909	$ 403,664	2,681,700
Variable Interest Entity (VIE) [Member]
Current assets
Total current assets	738,026		2,033,635
Non-currentassets
Total non-current assets	372,113		634,965
Total assets	1,110,139		2,668,600
Current liabilities
Total current liabilities	1,056,227		1,935,670
Non-currentliabilities
Total non-current liabilities	178,684		169,713
Total liabilities	¥ 1,234,911		¥ 2,105,383